Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP INCOME FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000027825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2013
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013
Delaware High-Yield Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware High-Yield Opportunities Fund (the “Fund”)
Supplement [Text Block]	dfif_SupplementTextBlock

DELAWARE GROUP® INCOME FUNDS

Delaware High-Yield Opportunities Fund
(the “Fund”)

Supplement to the Fund’s
Statutory Prospectus dated November 29, 2013

On November 20, 2013, the Board of Trustees of Delaware Group Income Funds voted to increase the exposure limitations on the Fund’s ability to invest in emerging markets securities. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the section entitled, “What are the Fund’s principal investment strategies?”

What are the Fund’s principal investment strategies?

The Fund will invest primarily in corporate bonds rated lower than BBB- by Standard & Poor’s (S&P), Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 25% of its total assets in foreign securities. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities rated, at the time of purchase, lower than BBB- by S&P, Baa3 or lower by Moody’s, or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 29, 2013.